Risk Administration (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]
As of December 31, 2021	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	190,661,800	4,505,654	74,860,895	112,655,890	10,390,245	2,727,799	205,140,483
Bond payable	347,828,044	5,163,114	7,667,710	59,816,383	116,282,352	237,482,947	426,412,506
Lease liabilities	35,161,384	1,959,601	5,372,094	10,310,033	3,927,456	24,202,014	45,771,198
Deposits for return of bottles and containers	11,980,948	-	11,980,948	-	-	-	11,980,948
Sub-Total	585,632,176	11,628,369	99,881,647	182,782,306	130,600,053	264,412,760	689,305,135
Derivatives
Derivatives not designated as hedges	411,954	411,954	-	-	-	-	411,954
Derivatives designated as hedges	8,813,456	799,211	4,245,323	883,649	3,153,183	-	9,081,366
Sub-Total	9,225,410	1,211,165	4,245,323	883,649	3,153,183	-	9,493,320
Total	594,857,586	12,839,534	104,126,970	183,665,955	133,753,236	264,412,760	698,798,455
(*) View current and non-current book value in
Note 7– Financial Instruments.

As of December 31, 2020	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	125,906,105	836,693	39,751,923	79,476,094	12,885,867	803,482	133,754,059
Bond payable	332,416,479	4,954,003	7,303,258	34,748,671	109,950,580	255,265,277	412,221,789
Lease liabilities	32,134,911	1,689,539	4,415,461	7,687,792	4,724,806	23,943,806	42,461,404
Deposits for return of bottles and containers	14,116,167	-	14,116,167	-	-	-	14,116,167
Sub-Total	504,573,662	7,480,235	65,586,809	121,912,557	127,561,253	280,012,565	602,553,419
Derivatives
Derivatives not designated as hedges	4,243,939	4,243,939	-	-	-	-	4,243,939
Derivatives designated as hedges	5,323,640	1,176,303	4,521,259	-	-	-	5,697,562
Sub-Total	9,567,579	5,420,242	4,521,259	-	-	-	9,941,501
Total	514,141,241	12,900,477	70,108,068	121,912,557	127,561,253	280,012,565	612,494,920
(*) View current and non-current book value in
Note 7– Financial Instruments
.